Covid-19 SBA Loans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Loans outstanding			$ 48,181	$ 48,974
Economic Injury Disaster Loan Program [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Proceeds from loans		$ 55,700
Loan term	30 years
Interest rate	3.75%
Loans outstanding			$ 48,181	$ 48,974